UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Courtney R. Taylor

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond FundSM Annual Report for the period ended May 31, 2013

American Funds Corporate Bond Fund seeks to provide, over the long term, a high level of total return largely comprised of current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for the period ended June 30, 2013 (the most recent calendar quarter-end):

Lifetime
Class A shares	(since 12/14/12)

Reflecting 3.75% maximum sales charge	–7.16%

The fund’s estimated gross expense ratio for Class A shares is 1.01% as of the prospectus dated August 1, 2013 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of certain expenses. Investment results and net expense ratios shown reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. The fund expects the reimbursement, which can only be extended, modified or terminated with the approval of the fund’s board of trustees, will be in effect through July 14, 2014. Refer to the fund’s most recent prospectus for details.

The fund’s 30-day yield for Class A shares as of June 30, 2013, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.35%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	Investment portfolio
5	Financial statements
20	Board of trustees and other officers

Fellow investors:

We are pleased to present you with the first annual report for American Funds Corporate Bond Fund. This report encapsulates the fund’s results since its inception on December 14, 2012.

For the period ended May 31, 2013, the fund lost 0.6%, with all dividends reinvested. By way of comparison, the Barclays U.S. Corporate Investment Grade Index (which is unmanaged and has no expenses) fell 0.6%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, gained 0.1%.

During this time, the fund generated dividends totaling about 9 cents a share, providing investors with an income return of 0.9%, whether that return was reinvested or taken in cash.

As of the fiscal year-end, the fund’s corporate holdings, representing 95% of the portfolio, were spread among a variety of sectors. Financial sector bonds made up 23.3% of the portfolio, followed by energy at 12.3% and health care at 11.3%. Less than 4% of the portfolio was invested in government securities, primarily municipal bonds. A complete list of fund holdings can be found beginning on page 2.

Roughly 75% of the fund consisted of U.S. securities, with the rest primarily invested in European and Asian bonds. A small portion of the fund, less than 5%, was invested in bonds from emerging markets.

We thank you for making American Funds Corporate Bond Fund part of your portfolio and look forward to reporting to you again in six months.

Cordially,

Andrew F. Barth

President

July 16, 2013

For current information about the fund, visit americanfunds.com.

American Funds Corporate Bond Fund	1

Investment portfolio May 31, 2013
Industry sector diversification	Percent of net assets

Bonds, notes & other debt instruments 97.94%

Corporate bonds & notes 94.59%	Principal amount (000)	Value (000)	Percent of net assets
Financials 23.28%
Ford Motor Credit Co. 3.00% 2017	$1,000	$1,028	2.09%
Prologis, Inc. 6.125% 2016	650	747
Prologis, Inc. 7.375% 2019	200	247	2.02
Bank of America Corp. 3.75% 2016	475	505
Bank of America Corp. 3.30% 2023	350	340	1.72
Hospitality Properties Trust 5.125% 2015	250	260
Hospitality Properties Trust 4.50% 2023	500	500	1.54
Kimco Realty Corp. 5.70% 2017	650	744	1.51
Westfield Group 5.70% 2016[1]	650	738	1.50
JPMorgan Chase & Co. 1.625% 2018	750	737	1.50
ERP Operating LP 4.75% 2020	425	475
ERP Operating LP 3.00% 2023	150	145	1.26
Goodman Funding Pty Ltd. 6.375% 2020[1]	500	574	1.17
Lazard Group LLC 7.125% 2015	500	548	1.11
PNC Financial Services Group, Inc. 2.854% 2022	550	534	1.08
Citigroup Inc. 3.953% 2016	475	510	1.04
Goldman Sachs Group, Inc. 3.625% 2023	500	495	1.00
BNP Paribas 3.25% 2023	500	481	.98
QBE Insurance Group Ltd. 2.40% 2018[1]	450	448	.91
UnumProvident Finance Co. PLC 6.85% 2015[1]	400	448	.91
UBS AG 7.50% 2025	350	435	.88
Mack-Cali Realty Corp. 3.15% 2023	300	282	.57
Corporate Office Properties Trust 3.60% 2023[1]	250	242	.49
		11,463	23.28

Energy 12.30%
Enbridge Energy Partners, LP 4.20% 2021	925	977	1.98
Transocean Inc. 2.50% 2017	500	506
Transocean Inc. 3.80% 2022	300	296	1.63
Apache Corp. 2.625% 2023	750	720	1.46
Devon Energy Corp. 3.25% 2022	650	651	1.32
Petrobras Global Finance Co. 3.00% 2019	100	98
Petrobras Global Finance Co. 4.375% 2023	500	488	1.19
Anadarko Petroleum Corp. 5.95% 2016	500	570	1.16
Harvest Operations Corp. 2.125% 2018[1]	500	492	1.00
StatoilHydro ASA 2.65% 2024	500	480	.98
Kinder Morgan Energy Partners, LP 5.00% 2042	400	398	.81
CNOOC Finance (2013) Ltd. 3.00% 2023	400	381	.77
		6,057	12.30

American Funds Corporate Bond Fund	2

	Principal amount (000)	Value (000)	Percent of net assets
Health care 11.32%
AbbVie Inc. 1.75% 2017[1]	$750	$749
AbbVie Inc. 2.90% 2022[1]	725	707	2.96%
Express Scripts Inc. 3.125% 2016	350	370
Express Scripts Inc. 3.90% 2022	700	742	2.26
Gilead Sciences, Inc. 4.40% 2021	750	833	1.69
Cardinal Health, Inc. 1.90% 2017	750	756	1.53
Merck & Co., Inc. 2.80% 2023	650	639	1.30
GlaxoSmithKline Capital Inc. 2.80% 2023	400	394	.80
Amgen Inc. 5.375% 2043	350	386	.78
		5,576	11.32

Consumer staples 10.49%
SABMiller Holdings Inc. 3.75% 2022[1]	925	975	1.98
Altria Group, Inc. 2.85% 2022	1,000	956	1.94
ConAgra Foods, Inc. 1.90% 2018	500	504
ConAgra Foods, Inc. 4.65% 2043	300	296	1.62
Reynolds American Inc. 3.25% 2022	750	731	1.48
Anheuser-Busch InBev NV 2.50% 2022	750	724	1.47
Kraft Foods Inc. 5.00% 2042	350	369	.75
Wal-Mart Stores, Inc. 2.55% 2023	375	362	.74
Wesfarmers Ltd. 1.874% 2018[1]	250	250	.51
		5,167	10.49

Utilities 10.43%
Teco Finance, Inc. 4.00% 2016	465	499
Teco Finance, Inc. 6.572% 2017	125	148	2.06
Teco Finance, Inc. 5.15% 2020	320	365
Progress Energy, Inc. 7.05% 2019	650	812	1.65
Entergy Corp. 4.70% 2017	700	756	1.54
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	500	534	1.08
PacifiCorp., First Mortgage Bonds, 2.95% 2022	500	512	1.04
Consumers Energy Co. 2.85% 2022	500	507	1.03
FirstEnergy Corp., Series A, 2.75% 2018	500	502	1.02
American Electric Power Co. 1.65% 2017	500	498	1.01
		5,133	10.43

Consumer discretionary 10.28%
NBCUniversal Enterprise, Inc. 1.974% 2019[1]	350	350
NBCUniversal Media, LLC 2.875% 2023	300	297	2.29
NBCUniversal Enterprise, Inc. 5.25% (undated)[1]	475	483
Dollar General Corp. 4.125% 2017	500	544
Dollar General Corp. 3.25% 2023	350	341	1.80
DaimlerChrysler North America Holding Corp. 2.40% 2017[1]	500	511	1.04
Time Warner Inc. 4.90% 2042	500	505	1.03
Mattel, Inc. 1.70% 2018	500	498	1.01
Carnival Corp. 1.875% 2017	500	497	1.01
RCI Banque 3.50% 2018[1]	400	407	.83
Comcast Corp. 4.65% 2042	250	257	.52
Cox Communications, Inc. 2.95% 2023[1]	250	239	.48
Time Warner Cable Inc. 4.50% 2042	150	135	.27
		5,064	10.28

Materials 5.15%
Xstrata Canada Financial Corp. 4.25% 2022[1,2]	750	746
Xstrata Canada Financial Corp. 5.55% 2042[1,2]	125	124	1.77
Cliffs Natural Resources Inc. 3.95% 2018	625	620	1.26
Teck Resources Ltd. 5.40% 2043	600	568	1.15
Rio Tinto Finance (USA) Ltd. 2.875% 2022	500	478	.97
		2,536	5.15

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Information technology 4.21%
International Business Machines Corp. 1.625% 2020	$500	$484
International Business Machines Corp. 1.875% 2022	175	163	1.32%
Xerox Corp. 2.95% 2017	500	514	1.04
Apple Inc. 2.40% 2023	500	479	.97
Microsoft Corp. 2.375% 2023	450	434	.88
		2,074	4.21

Telecommunication services 3.65%
Deutsche Telekom International Finance BV 2.25% 2017[1]	725	741	1.51
Telecom Italia Capital SA 7.175% 2019	400	474	.96
Verizon Communications Inc. 2.45% 2022	350	328	.67
Telefónica Emisiones, SAU 3.192% 2018	250	252	.51
		1,795	3.65

Industrials 3.48%
General Electric Capital Corp. 3.10% 2023	400	390
General Electric Co. 4.125% 2042	350	336	2.29
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[2]	400	399
European Aeronautic Defence and Space Company 2.70% 2023[1]	350	340	.69
Burlington Northern Santa Fe LLC 3.00% 2023	250	248	.50
		1,713	3.48
Total corporate bonds & notes		46,578	94.59

Municipals 2.86%
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	850	834	1.69
State of Georgia, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds (Build America Bonds), Series 2010-A, 6.637% 2057	500	575	1.17
		1,409	2.86

U.S. Treasury bonds & notes 0.49%
U.S. Treasury 3.125% 2043	250	243	.49
Total bonds, notes & other debt instruments (cost: $48,993,000)		48,230	97.94

Short-term securities 2.00%
United Technologies Corp. 0.08% due 6/24/2013[1]	500	500	1.01
Paccar Financial Corp. 0.07% due 6/12/2013	487	487	.99
Total short-term securities (cost: $987,000)		987	2.00

Total investment securities (cost: $49,980,000)		49,217	99.94
Other assets less liabilities		28	.06
Net assets		$49,245	100.00%

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,064,000, which represented 20.44% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Corporate Bond Fund	4

Financial statements

Statement of assets and liabilities at May 31, 2013
	(dollars in thousands)

Assets:
Investment securities, at value (cost: $49,980)			$49,217
Cash			183
Receivables for:
Sales of investments	$370
Interest	403		773
			50,173
Liabilities:
Payables for:
Purchases of investments	899
Dividends on fund’s shares	6
Investment advisory services	20
Services provided by related parties	—	*
Other	3		928
Net assets at May 31, 2013			$49,245

Net assets consist of:
Capital paid in on shares of beneficial interest			$50,000
Undistributed net investment income			3
Undistributed net realized gain			5
Net unrealized depreciation			(763)
Net assets at May 31, 2013			$49,245

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (5,000 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$49,245	5,000	$9.85

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Corporate Bond Fund	5

Statement of operations for the period December 14, 2012[1] to May 31, 2013
	(dollars in thousands)

Investment income:
Income:
Interest			$575
Fees and expenses[2]:
Investment advisory services	$106
Administrative services	2
Registration statement and prospectus	8
Auditing and legal	38
Custodian	—	[3]
Other	11
Total fees and expenses before reimbursement	165
Less reimbursement of fees and expenses	44
Total fees and expenses after reimbursement			121
Net investment income			454

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments			5
Net unrealized depreciation on investments			(763)
Net realized gain and unrealized depreciation on investments			(758)
Net decrease in net assets resulting from operations			$(304)

[1]	Commencement of operations.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

Statement of changes in net assets for the period December 14, 2012* to May 31, 2013
(dollars in thousands)

Operations:
Net investment income	$454
Net realized gain on investments	5
Net unrealized depreciation on investments	(763)
Net decrease in net assets resulting from operations	(304)

Dividends paid or accrued to shareholders from net investment income	(451)

Net capital share transactions	50,000

Total increase in net assets	49,245

Net assets:
Beginning of period	—
End of period (including undistributed net investment income: $3)	$49,245

*Commencement of operations.

See Notes to Financial Statements

American Funds Corporate Bond Fund	6

Notes to financial statements

1. Organization

American Funds Corporate Bond Fund (the “fund”) was organized on May 25, 2012, as a Delaware statutory trust. To date, the fund has had no capital share transactions other than those relating to organization matters and the sale of 10,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on December 14, 2012, upon the initial purchase of investment securities. The fund’s fiscal year ends on May 31. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return largely comprised of current income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

American Funds Corporate Bond Fund	7

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

CRMC values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (SEC) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Corporate Bond Fund	8

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Corporate Bond Fund	9

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of May 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$9
Gross unrealized appreciation on investment securities	100
Gross unrealized depreciation on investment securities	(863)
Net unrealized depreciation on investment securities	(763)
Cost of investment securities	49,980

American Funds Corporate Bond Fund	10

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	For the period December 14, 2012* to May 31, 2013
Class A	$451
Total	$451

*Commencement of operations.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.460% of average daily net assets. For the period ended May 31, 2013, the investment advisory services fee was $106,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the period ended May 31, 2013, total fees and expenses reimbursed by CRMC were $44,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Corporate Bond Fund	11

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the period ended May 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$—	$—	$2	Not applicable
Total class-specific expenses	$—	$—	$2	Not applicable

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. The fund did not incur any expenses for trustees’ compensation during the period ended May 31, 2013.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period December 14, 2012* to May 31, 2013
Class A	$50,000	5,000	$—	—	$—	—	$50,000	5,000
Total net increase	$50,000	5,000	$—	—	$—	—	$50,000	5,000

*Commencement of operations.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $78,900,000 and $29,993,000, respectively, during the period ended May 31, 2013.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $19,000. These expenses are not included in the accompanying financial statements.

9. Ownership concentration

At May 31, 2013, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

American Funds Corporate Bond Fund	12

Financial highlights

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of periood	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class A:
Period from 12/14/2012[4] to 5/31/2013[5]	$10.00	$.09	$(.15)	$(.06)	$(.09)	$9.85	(.60)%	$49,245	.33%	.24%	.91%

For the period 12/14/2012[4] to 5/31/2013[5]
Portfolio turnover rate	65%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the period shown, CRMC reimbursed other fees and expenses.
[4]	Commencement of operations.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

American Funds Corporate Bond Fund	13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Corporate Bond Fund (the “Fund”) at May 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period December 14, 2012 (commencement of operations) through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

July 16, 2013

American Funds Corporate Bond Fund	14

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal period ended May 31, 2013:

U.S. government income that may be exempt from state taxation	$1,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisors.

American Funds Corporate Bond Fund	15

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of the share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of the share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Corporate Bond Fund	16

	Beginning account value	Ending account value 5/31/2013	Expenses paid during period	Annualized expense ratio
Class A — actual return	$1,000.00	$993.96	$2.43	.53%
Class A — assumed 5% return	1,000.00	1,022.29	2.67	.53

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the current period).

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on

December 14, 2012. The “assumed 5% return” line is based on 182 days.

American Funds Corporate Bond Fund	17

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through March 31, 2014. The board determined that the fund’s proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage the fund in light of its investment objective of providing, over the long term, a high level of total return largely comprised of current income. It also considered the proposed investment policies and restrictions of the fund and CRMC’s experience in managing similar funds. The board concluded that CRMC’s record indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule and projected total expenses of the fund compared to those of other relevant funds. They observed that the fund’s proposed advisory fees and estimated expenses were at the median levels of other investment-grade corporate bond funds. In addition, the board reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. It noted that, to the extent there were differences between the advisory fee schedule for the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board took into account the fund’s projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Corporate Bond Fund	18

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board considered CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Corporate Bond Fund	19

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
William H. Baribault, 68	2012	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	68	None
James G. Ellis, 66	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.
Leonard R. Fuller, 67	2012	President and CEO, Fuller Consulting (financial management consulting firm)	69	None
W. Scott Hedrick, 67	2012	Founding General Partner, InterWest Partners (venture capital firm)	65	Hot Topic, Inc.; Office Depot, Inc.
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 55	2012	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body (2003–2007)	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 58	2012	Clinical Professor and Director, Accounting Program, University of Redlands	65	None
Frank M. Sanchez, 69	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None
Margaret Spellings, 55	2012	President, George W. Bush Foundation (effective September 2013); President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education	68	Apollo Group
Steadman Upham, Ph. D., 64	2012	President and University Professor, The University of Tulsa	68	None

“Interested” trustee5,6

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
John H. Smet, 56	2012	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 21 for footnotes.

American Funds Corporate Bond Fund	20

Other officers6

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Andrew F. Barth, 52 President	2012	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[7] Director, Capital Group International, Inc.;[7] Chairman of the Board, Capital Guardian Trust Company;[7] Senior Vice President — Capital Fixed Income Investors, Capital Guardian Trust Company

Kristine M. Nishiyama, 43 Senior Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[7]

Courtney R. Taylor, 38 Secretary	2012	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 45 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 49 Assistant Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 41 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 23 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Corporate Bond Fund	21

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Corporate Bond Fund	22

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGEARX-032-0713P CT/10275-S38367

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	Not Applicable
2013	$35,000

b) Audit-Related Fees:
2012	Not Applicable
2013	None

c) Tax Fees:
2012	Not Applicable
2013	$3,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	Not Applicable
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$10,000
2013	$11,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $12,000 for fiscal year 2012 and $15,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: July 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: July 31, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 31, 2013